MUZINICH U.S. HIGH YIELD CREDIT FUND

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 93.4%
Airlines: 3.7%
	American Airlines Inc
175,000	11.750%, 7/15/25	$204,490
	American Airlines Inc/AAdvantage Loyalty IP Ltd
175,000	5.500%, 4/20/26	176,576
250,000	5.750%, 4/20/29	249,406
	Delta Air Lines Inc
275,000	7.375%, 1/15/26	298,953
	VistaJet Malta Finance PLC / XO Management Holding Inc
150,000	6.375%, 2/1/30	141,950
		1,071,375
Automotive & Auto Parts: 2.7%
	Clarios Global LP / Clarios US Finance Co
100,000	8.500%, 5/15/27	103,885
	Dana Inc
75,000	4.500%, 2/15/32	67,457
	Ford Motor Co
400,000	3.250%, 2/12/32	357,328
150,000	4.750%, 1/15/43	135,856
	Tenneco Inc
100,000	7.875%, 1/15/29	105,288
	Thor Industries Inc
25,000	4.000%, 10/15/29	21,979
		791,793
Banking: 0.6%
	Deutsche Bank AG
200,000	4.875% (5 Year Mid Swap Rate USD + 2.553%), 12/1/32 [1,3]	192,501

Broadcasting: 6.0%
	Audacy Capital Corp
50,000	6.500%, 5/1/27	47,151
50,000	6.750%, 3/31/29	46,787
	Belo Corp
75,000	7.750%, 6/1/27	85,936
	Cumulus Media New Holdings Inc
225,000	6.750%, 7/1/26	225,308
	Gray Escrow II Inc
75,000	5.375%, 11/15/31	71,813
	Gray Television Inc
75,000	7.000%, 5/15/27	78,276
	iHeartCommunications Inc
125,000	6.375%, 5/1/26	128,860
225,000	8.375%, 5/1/27	233,156
	Nexstar Media Inc
150,000	5.625%, 7/15/27	152,250
125,000	4.750%, 11/1/28	121,859
	Scripps Escrow Inc
250,000	5.875%, 7/15/27	251,740
	Sirius XM Radio Inc
175,000	4.000%, 7/15/28	166,487
	TEGNA Inc
150,000	4.625%, 3/15/28	149,417
		1,759,040
Building Materials: 2.6%
	Cornerstone Building Brands Inc
175,000	6.125%, 1/15/29	162,045
	Masonite International Corp
75,000	3.500%, 2/15/30	67,561
	MIWD Holdco II LLC / MIWD Finance Corp
50,000	5.500%, 2/1/30	46,596
	New Enterprise Stone & Lime Co Inc
150,000	5.250%, 7/15/28	144,525
	PGT Innovations Inc
75,000	4.375%, 10/1/29	70,243
	SRM Escrow Issuer LLC
125,000	6.000%, 11/1/28	123,434
	Standard Industries Inc
75,000	3.375%, 1/15/31	65,832
	Summit Materials LLC / Summit Materials Finance Corp
75,000	5.250%, 1/15/29	74,387
		754,623
Cable/Satellite TV: 5.7%
	CCO Holdings LLC / CCO Holdings Capital Corp
113,000	5.500%, 5/1/26	114,923
200,000	5.375%, 6/1/29	200,351
200,000	4.750%, 3/1/30	192,280
	CSC Holdings LLC
200,000	5.750%, 1/15/30	179,688
	Directv Financing LLC / Directv Financing Co-Obligor Inc
150,000	5.875%, 8/15/27	147,844
	DISH DBS Corp
75,000	5.750%, 12/1/28	71,109
100,000	5.125%, 6/1/29	85,290
	Midcontinent Communications / Midcontinent Finance Corp
275,000	5.375%, 8/15/27	276,510
	Radiate Holdco LLC / Radiate Finance Inc
225,000	6.500%, 9/15/28	213,885
	UPC Holding BV
200,000	5.500%, 1/15/28	197,941
		1,679,821
Capital Goods: 2.1%
	Dornoch Debt Merger Sub Inc
75,000	6.625%, 10/15/29	65,304
	Griffon Corp
100,000	5.750%, 3/1/28	96,316
	JB Poindexter & Co Inc
100,000	7.125%, 4/15/26	101,894
	Manitowoc Co Inc
125,000	9.000%, 4/1/26	130,481
	Park-Ohio Industries Inc
100,000	6.625%, 4/15/27	83,867
	Patrick Industries Inc
100,000	4.750%, 5/1/29	86,182
	Wabash National Corp
50,000	4.500%, 10/15/28	45,063
		609,107
Chemicals: 1.8%
	Compass Minerals International Inc
25,000	6.750%, 12/1/27	25,346
	CVR Partners LP / CVR Nitrogen Finance Corp
100,000	6.125%, 6/15/28	100,135
	Rain CII Carbon LLC / CII Carbon Corp
100,000	7.250%, 4/1/25	97,663
	Rayonier AM Products Inc
67,000	7.625%, 1/15/26	66,404
	SCIH Salt Holdings Inc
75,000	4.875%, 5/1/28	71,034
	SCIL IV LLC / SCIL USA Holdings LLC
200,000	5.375%, 11/1/26	184,314
		544,896
Consumer-Products: 0.5%
	Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC
100,000	4.750%, 1/15/29	93,441
	Scotts Miracle-Gro Co
75,000	4.375%, 2/1/32	66,639
		160,080
Containers: 1.4%
	Canpack SA / Canpack US LLC
200,000	3.875%, 11/15/29	175,316
	Crown Americas LLC
100,000	5.250%, 4/1/30	102,637
	LABL Inc
144,000	10.500%, 7/15/27	144,490
		422,443
Diversified Financial Services: 4.9%
	Alliance Data Systems Corp
275,000	7.000%, 1/15/26	279,837
	Castlelake Aviation Finance DAC
175,000	5.000%, 4/15/27	156,550
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
75,000	6.375%, 12/15/25	75,677
150,000	6.250%, 5/15/26	153,193
50,000	5.250%, 5/15/27	49,155
	Midcap Financial Issuer Trust
200,000	6.500%, 5/1/28	188,382
	Nationstar Mortgage Holdings Inc
150,000	6.000%, 1/15/27	152,898
50,000	5.750%, 11/15/31	47,774
	PRA Group Inc
150,000	5.000%, 10/1/29	142,345
	SoftBank Group Corp
200,000	4.625%, 7/6/28	179,460
		1,425,271
Diversified Media: 0.7%
	Advantage Sales & Marketing Inc
150,000	6.500%, 11/15/28	142,257
	Clear Channel Outdoor Holdings Inc
75,000	5.125%, 8/15/27	74,325
		216,582
Energy: 13.5%
	Antero Resources Corp
66,000	8.375%, 7/15/26	72,785
	Archrock Partners LP / Archrock Partners Finance Corp
150,000	6.250%, 4/1/28	148,125
	Ascent Resources Utica Holdings LLC / ARU Finance Corp
75,000	5.875%, 6/30/29	74,207
	Blue Racer Midstream LLC / Blue Racer Finance Corp
200,000	7.625%, 12/15/25	209,379
131,000	6.625%, 7/15/26	133,223
	CITGO Petroleum Corp
125,000	7.000%, 6/15/25	125,920
	Consolidated Energy Finance SA
175,000	5.625%, 10/15/28	162,221
	CrownRock LP / CrownRock Finance Inc
100,000	5.625%, 10/15/25	102,030
	EQM Midstream Partners LP
75,000	6.500%, 7/1/27	78,457
100,000	4.500%, 1/15/29	94,276
	Genesis Energy LP / Genesis Energy Finance Corp
125,000	5.625%, 6/15/24	124,389
	Global Partners LP / GLP Finance Corp
125,000	6.875%, 1/15/29	123,672
	Gulfport Energy Corp
125,000	8.000%, 5/17/26	130,245
	Harvest Midstream I LP
175,000	7.500%, 9/1/28	179,496
	Hilcorp Energy I LP / Hilcorp Finance Co
225,000	6.000%, 2/1/31	226,406
	Howard Midstream Energy Partners LLC
100,000	6.750%, 1/15/27	98,109
	MEG Energy Corp
125,000	7.125%, 2/1/27	131,042
	Northern Oil and Gas Inc
150,000	8.125%, 3/1/28	156,512
	Occidental Petroleum Corp
100,000	5.500%, 12/1/25	105,390
75,000	8.875%, 7/15/30	96,090
75,000	4.300%, 8/15/39	71,031
75,000	4.400%, 4/15/46	71,393
25,000	4.100%, 2/15/47	23,050
	Range Resources Corp
225,000	8.250%, 1/15/29	246,897
	Rockies Express Pipeline LLC
175,000	4.950%, 7/15/29	169,864
	SM Energy Co
75,000	6.750%, 9/15/26	76,977
	Southwestern Energy Co
75,000	8.375%, 9/15/28	82,592
75,000	5.375%, 3/15/30	76,324
100,000	4.750%, 2/1/32	100,015
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
158,000	7.500%, 10/1/25	166,662
100,000	6.000%, 12/31/30	97,187
	USA Compression Partners LP / USA Compression Finance Corp
25,000	6.875%, 4/1/26	25,335
75,000	6.875%, 9/1/27	75,404
	Venture Global Calcasieu Pass LLC
50,000	3.875%, 8/15/29	48,613
50,000	4.125%, 8/15/31	49,141
		3,952,459
Environmental: 0.2%
	GFL Environmental Inc
50,000	4.375%, 8/15/29	46,405

Food & Drug Retail: 0.2%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
75,000	4.625%, 1/15/27	72,879

Food/Beverage/Tobacco: 1.2%
	BellRing Brands Inc
150,000	7.000%, 3/15/30	153,597
	Herbalife Nutrition Ltd / HLF Financing Inc
75,000	7.875%, 9/1/25	77,001
	HLF Financing SARL LLC / Herbalife International Inc
25,000	4.875%, 6/1/29	21,960
	Performance Food Group Inc
100,000	5.500%, 10/15/27	99,747
		352,305
Gaming: 2.2%
	Caesars Entertainment Inc
125,000	6.250%, 7/1/25	129,350
100,000	8.125%, 7/1/27	107,370
	CDI Escrow Issuer Inc
100,000	–%, 4/1/30 [4]	101,125
	Churchill Downs Inc
100,000	4.750%, 1/15/28	97,188
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp
150,000	5.625%, 9/1/29	128,730
	Station Casinos LLC
75,000	4.625%, 12/1/31	68,739
		632,502
Healthcare: 8.1%
	AdaptHealth LLC
125,000	6.125%, 8/1/28	124,312
	AMN Healthcare Inc
100,000	4.625%, 10/1/27	97,420
	Bausch Health Cos Inc
82,000	6.125%, 4/15/25	82,769
75,000	6.125%, 2/1/27	75,642
75,000	5.000%, 2/15/29	59,031
75,000	6.250%, 2/15/29	61,620
	Centene Corp
200,000	4.625%, 12/15/29	202,750
	CHS/Community Health Systems Inc
125,000	5.625%, 3/15/27	127,723
50,000	5.250%, 5/15/30	48,125
	DaVita Inc
100,000	4.625%, 6/1/30	93,800
100,000	3.750%, 2/15/31	87,748
	Embecta Corp
50,000	5.000%, 2/15/30	47,219
	Legacy LifePoint Health LLC
75,000	6.750%, 4/15/25	77,390
200,000	4.375%, 2/15/27	193,921
	MPH Acquisition Holdings LLC
150,000	5.750%, 11/1/28	136,200
	MPT Operating Partnership LP / MPT Finance Corp
150,000	4.625%, 8/1/29	148,784
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA
218,000	7.375%, 6/1/25	224,870
	Prestige Brands Inc
75,000	3.750%, 4/1/31	67,226
	Prime Healthcare Services Inc
200,000	7.250%, 11/1/25	205,249
	Select Medical Corp
200,000	6.250%, 8/15/26	206,810
		2,368,609
Homebuilders/Real Estate: 7.5%
	Ashton Woods USA LLC / Ashton Woods Finance Co
75,000	6.625%, 1/15/28	76,929
	Blackstone Mortgage Trust Inc
150,000	3.750%, 1/15/27	139,799
	Brookfield Residential Properties Inc / Brookfield Residential US LLC
125,000	6.250%, 9/15/27	122,625
	Century Communities Inc
125,000	6.750%, 6/1/27	129,896
	Global Infrastructure Solutions Inc
87,000	5.625%, 6/1/29	83,992
	Howard Hughes Corp
125,000	5.375%, 8/1/28	125,693
	IEA Energy Services LLC
75,000	6.625%, 8/15/29	70,639
	Iron Mountain Inc
200,000	5.250%, 7/15/30	196,272
	iStar Inc
125,000	5.500%, 2/15/26	127,036
	KB Home
75,000	4.000%, 6/15/31	68,022
	Kennedy-Wilson Inc
75,000	4.750%, 3/1/29	72,458
50,000	4.750%, 2/1/30	47,643
75,000	5.000%, 3/1/31	71,856
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
75,000	4.750%, 6/15/29	71,158
	M/I Homes Inc
100,000	3.950%, 2/15/30	88,177
	Millennium Escrow Corp
75,000	6.625%, 8/1/26	71,330
	Service Properties Trust
200,000	4.350%, 10/1/24	193,160
100,000	5.500%, 12/15/27	96,575
	Starwood Property Trust Inc
50,000	3.750%, 12/31/24	48,821
75,000	3.625%, 7/15/26	71,716
	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
200,000	7.875%, 2/15/25	208,040
		2,181,837
Insurance: 1.0%
	Acrisure LLC / Acrisure Finance Inc
150,000	7.000%, 11/15/25	147,905
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
150,000	6.750%, 10/15/27	148,764
		296,669
Leisure: 3.7%
	Carnival Corp
175,000	10.500%, 2/1/26	194,328
250,000	5.750%, 3/1/27	238,501
75,000	6.000%, 5/1/29	70,775
	Life Time Inc
200,000	5.750%, 1/15/26	200,079
	NCL Corp Ltd
100,000	5.875%, 2/15/27	98,628
	Royal Caribbean Cruises Ltd
100,000	9.125%, 6/15/23	104,241
175,000	5.500%, 8/31/26	168,899
		1,075,451
Metals/Mining: 1.4%
	ERO Copper Corp
50,000	6.500%, 2/15/30	48,840
	Hudbay Minerals Inc
75,000	4.500%, 4/1/26	73,262
75,000	6.125%, 4/1/29	77,364
	Kaiser Aluminum Corp
225,000	4.500%, 6/1/31	202,100
		401,566
Publishing/Printing: 0.5%
	Cimpress PLC
150,000	7.000%, 6/15/26	143,895

Restaurants: 2.4%
	1011778 BC ULC / New Red Finance Inc
125,000	4.375%, 1/15/28	120,221
	Bloomin' Brands Inc / OSI Restaurant Partners LLC
75,000	5.125%, 4/15/29	70,920
	CEC Entertainment LLC
125,000	6.750%, 5/1/26	119,581
	Dave & Buster's Inc
50,000	7.625%, 11/1/25	52,673
	IRB Holding Corp
200,000	6.750%, 2/15/26	203,719
	Yum! Brands Inc
125,000	5.375%, 4/1/32	125,346
		692,460
Services: 4.3%
	Garda World Security Corp
100,000	4.625%, 2/15/27	96,012
	GPD Cos Inc
125,000	10.125%, 4/1/26	130,142
	Herc Holdings Inc
100,000	5.500%, 7/15/27	101,523
	Hertz Corp
100,000	4.625%, 12/1/26	93,891
100,000	5.000%, 12/1/29	90,826
	Nielsen Finance LLC / Nielsen Finance Co
75,000	5.625%, 10/1/28	75,623
75,000	5.875%, 10/1/30	75,266
	Sabre GLBL Inc
175,000	7.375%, 9/1/25	183,026
	United Rentals North America Inc
225,000	3.750%, 1/15/32	210,207
	WESCO Distribution Inc
25,000	7.125%, 6/15/25	25,996
150,000	7.250%, 6/15/28	159,495
		1,242,007
Steel: 1.5%
	Cleveland-Cliffs Inc
100,000	6.750%, 3/15/26	105,159
	Commercial Metals Co
50,000	4.125%, 1/15/30	46,789
50,000	4.375%, 3/15/32	46,535
	TMS International Corp
75,000	6.250%, 4/15/29	71,393
	United States Steel Corp
150,000	6.875%, 3/1/29	156,548
		426,424
Super Retail: 2.3%
	At Home Group Inc
50,000	7.125%, 7/15/29	43,473
	Bath & Body Works Inc
100,000	6.750%, 7/1/36	102,465
	LCM Investments Holdings II LLC
100,000	4.875%, 5/1/29	94,572
	LSF9 Atlantis Holdings LLC / Victra Finance Corp
125,000	7.750%, 2/15/26	121,025
	Macy's Retail Holdings LLC
100,000	5.875%, 4/1/29	99,385
	Michaels Cos Inc
125,000	7.875%, 5/1/29	106,562
	Wolverine World Wide Inc
100,000	4.000%, 8/15/29	88,930
		656,412
Technology: 1.0%
	CommScope Inc
75,000	4.750%, 9/1/29	69,290
	LogMeIn Inc
125,000	5.500%, 9/1/27	116,904
	Veritas US Inc / Veritas Bermuda Ltd
100,000	7.500%, 9/1/25	95,063
		281,257
Telecommunications: 7.2%
	Altice Financing SA
200,000	5.000%, 1/15/28	179,635
	Altice France SA
200,000	5.500%, 1/15/28	185,866
	Connect Finco SARL / Connect US Finco LLC
200,000	6.750%, 10/1/26	203,739
	Consolidated Communications Inc
125,000	6.500%, 10/1/28	115,487
	Embarq Corp
75,000	7.995%, 6/1/36	72,230
	GCI LLC
225,000	4.750%, 10/15/28	220,727
	Hughes Satellite Systems Corp
175,000	6.625%, 8/1/26	181,364
	LCPR Senior Secured Financing DAC
200,000	6.750%, 10/15/27	205,728
	Level 3 Financing Inc
125,000	4.625%, 9/15/27	118,813
	Lumen Technologies Inc
150,000	5.125%, 12/15/26	143,250
100,000	4.500%, 1/15/29	86,187
	Sprint Capital Corp
250,000	6.875%, 11/15/28	290,463
75,000	8.750%, 3/15/32	101,086
		2,104,575
Utilities: 2.5%
	Calpine Corp
50,000	5.125%, 3/15/28	47,721
100,000	4.625%, 2/1/29	92,178
100,000	5.000%, 2/1/31	91,171
	Clearway Energy Operating LLC
375,000	3.750%, 2/15/31	351,476
	Sunnova Energy Corp
150,000	5.875%, 9/1/26	143,714
		726,260
TOTAL CORPORATE BONDS
(Cost $28,184,183)		27,281,504

BANK LOANS: 3.5%
Automotive & Auto Parts: 0.8%
	First Brands 1st Lien (Trico) (3/21)
104,909	6.000% (3 Months LIBOR + 5.000%), 3/30/27 [1,2]	104,385
	Wheel Pros (4/21)
124,375	5.250% (1 Month LIBOR + 4.500%), 5/11/28 [1,2]	118,914
		223,299
Healthcare: 0.6%
	BW NHHC Holdco
197,436	5.488% (3 Months LIBOR + 5.000%), 5/15/25 [1,2]	148,787
	US Outpatient/ US Radiology(12/20)
24,813	6.313% (3 Months LIBOR + 5.250%), 12/15/27 [1,2]	24,768
		173,555
Leisure: 0.3%
	Carnival (USD)
97,756	3.750% (3 Months LIBOR + 3.000%), 6/30/25 [1,2]	95,386

Services: 0.4%
	Revint (10/20)
123,753	4.750% (1 Month LIBOR + 4.250%), 10/15/27 [1,2]	123,483

Technology: 1.0%
	Ahead DB Holdings (04/21)
99,250	4.760% (3 Months LIBOR + 3.750%), 10/18/27 [1,2]	98,456
	CT Technologies (6/21) (HealthPort/Ciox Health/Smart)
74,250	5.000% (1 Month LIBOR + 4.250%), 12/16/25 [1,2]	73,819
	Dawn Acquisition
148,087	3.974% (3 Months LIBOR + 3.750%), 12/31/25 [1,2]	126,017
		298,292
Telecommunications: 0.1%
	Intelsat Jackson Holdings B5 (Fixed)
872	8.625%, 1/2/24 [2]	860

Transportation Excluding Air/Rail: 0.4%
	Yak Access B
139,726	5.508% (3 Months LIBOR + 5.000%), 7/11/25 [1,2]	124,511

TOTAL BANK LOANS
(Cost $1,090,244)		1,039,386

TOTAL INVESTMENTS IN SECURITIES: 96.9%
(Cost $29,274,427)		28,320,890
Other Assets in Excess of Liabilities: 3.1%		896,916
TOTAL NET ASSETS: 100.0%		$29,217,806

†	In USD unless otherwise indicated.
LIBOR	London Interbank Offered Rate
USD	United States Dollars

[1]	Variable rate security; rate shown is the rate in effect on March 31, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on March 31, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[4]	Zero coupon security.

Summary of Fair Value Exposure at March 31, 2022

The Muzinich U.S. High Yield Credit Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022. See the Schedule of Investments for the
industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$27,281,504	$–	$27,281,504
Bank Loans	–	1,039,386	–	1,039,386
Total Assets	$–	$28,320,890	$–	$28,320,890